Note 23 - Income Taxes - Future Income Tax Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
	$ 132,612,271	$ 124,155,932	$ 113,386,794
Unrecognized deferred tax assets	(132,612,271)	(124,155,932)	(113,386,794)
Deferred income tax assets recognized
Resource assets [member]
Statement Line Items [Line Items]
Temporary differences	1,024,271	1,024,271	1,024,271
Gross unamortized share issue costs [member]
Statement Line Items [Line Items]
Temporary differences	669,000	705,351	1,050,599
Canadian non-capital losses [member]
Statement Line Items [Line Items]
Non-capital losses	12,431,000	11,100,672	10,137,652
US non-capital losses [member]
Statement Line Items [Line Items]
Non-capital losses	71,594,000	67,654,438	63,725,982
Singapore non-capital losses [member]
Statement Line Items [Line Items]
Non-capital losses	$ 46,894,000	$ 43,671,200	$ 37,448,290